INCOME TAXES (Details 1) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Notes and other explanatory information [abstract]
Gain (Loss) from operations before taxes	$ 1,055,966	$ (9,000,969)	$ (291,388)	$ 665,309
Statutory tax rates	27.37%	21.00%	24.46%	27.25%
Expected income tax (recovery)	$ 289,056	$ (1,890,203)	$ (71,275)	$ 181,297
Change in statutory tax rates and FX rates	(2,030)		21,890	92,662
Share based compensation		(984,840)
State taxes, net of federal benefit		(354,760)
Nondeductible expenses	(180,803)	2,884,520	1,069,536	38,802
Deferral adjustments	224,064	961,728	(1,189,931)	(1,374,372)
Change in unrecognized deductible temporary differences			1,274,166	1,340,826
Net operating loss	46,425		(1,323,949)
Fiscal year to calendar year adjustment			(316,501)	(33,856)
Adjustment to prior years provision versus statutory tax returns	6,827		273,994
Uncertain tax position		1,079,380
Total income tax expense:	$ 383,539	$ 1,695,825	$ 370,932	$ 245,358